N-2 - USD ($)				3 Months Ended
		Feb. 13, 2024	Dec. 29, 2023	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022 [10]	Mar. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001160990
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		PIMCO Corporate & Income Strategy Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses

Sales load (as a percentage of offering price)	1.00% (1)
Offering Expenses Borne by Common Shareholders (as a percentage of offering price)	0.07%
Dividend Reinvestment Plan Fees	None (2)
1
Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common
Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common
Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying
Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
2
You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in
the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.07%
Annual Expenses [Table Text Block]
Annual Expenses

Percentage of Net Assets Attributable to Common Shares (reflecting leverage attributable to ARPS and reverse repurchase agreements)
Management Fees (1)	0.85%
Dividend Cost on Preferred Shares (2)	0.36%
Interest Payments on Borrowed Funds (3)	1.51%
Other Expenses (4)	0.04%
Total Annual Expenses (5)	2.76%
1
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement,
PIMCO is paid a Management Fee of 0.81% of the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding).
The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund– Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee and definition of “daily net assets.”
2
Reflects the Fund’s outstanding Preferred Shares averaged over the fiscal year ended June 30, 2023, which represented 3.22% of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to reverse repurchase agreements), at an estimated annual dividend rate to the Fund of 8.11%
(based on the weighted average Preferred Share dividend rate during the fiscal year ended June 30, 2023) and assumes the Fund will continue to pay Preferred Share dividends at the
“maximum applicable rate” called for under the Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the ARPS will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure” in the accompanying Prospectus.
3
Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2023, which represented 23.86% of the Fund’s total average managed assets (including assets attributable to reverse repurchase agreements), at an annual interest rate cost to the Fund of 3.39%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2023. See “Use of Leverage—Effects of Leverage” in the accompanying Prospectus. The actual amount of interest expense borne by the
Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buy backs and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
4
Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2024.
5
“Dividend Cost on Preferred Shares,” including distributions on Preferred Shares, and “Interest Payments on Borrowed Funds” are borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, Total Annual Expenses are 0.89%.Excluding only distributions on Preferred Shares of 0.36%, Total Annual Fund Operating Expenses are
2.40%.

Management Fees [Percent]	[3]	0.85%
Interest Expenses on Borrowings [Percent]	[4]	1.51%
Dividend Expenses on Preferred Shares [Percent]	[5]	0.36%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.04%
Total Annual Expenses [Percent]	[7]	2.76%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares of the Fund (including an assumed total sales load or commission of 1.00% and the other estimated costs of this offering to be borne by the Common Shareholders of 0.07%), assuming (1) that the Fund’s net assets do not increase or decrease, (2) that the Fund incurs total annual expenses of 2.76% of net assets attributable to Common Shares in years 1 through 10 (assuming outstanding Preferred Shares and assets attributable to reverse repurchase agreements representing 27.08% of the Fund’s total managed assets) and (3) a 5% annual return
(1)
:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$29	$88	$150	$316
1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated
Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total
Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the
Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[8]	$ 29
Expense Example, Years 1 to 3	[8]	88
Expense Example, Years 1 to 5	[8]	150
Expense Example, Years 1 to 10	[8]	$ 316
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the
Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage attributable to the Fund’s outstanding Preferred
Shares and reverse repurchase agreements averaged over the fiscal year ended June 30, 2023 in an amount equal to 27.08% of the Fund’s total average managed assets (including assets attributable to such leverage) and 37.14% of the Fund's total average net assets attributable to Common
Shares and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentages above do not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2024.
Management Fee not based on Net Assets, Note [Text Block]
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement,
PIMCO is paid a Management Fee of 0.81% of the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding).
The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund– Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee and definition of “daily net assets.”

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is to seek high current income. Capital preservation and appreciation are secondary objectives.
Investment Strategy
The Fund seeks to achieve its investment objectives by utilizing a dynamic asset allocation strategy that focuses on duration management, credit quality analysis, risk management techniques and broad diversification among issuers, industries and sectors. The Fund normally invests in a portfolio that consists primarily of corporate debt obligations of varying maturities, other corporate income-producing securities, and income-producing securities of non-corporate issuers. In managing the Fund, Pacific Investment Management Company LLC, the Fund's investment manager (“PIMCO”
or the “Investment Manager”), employs an active approach to allocation among multiple fixed income sectors based on, among other things, market conditions, valuation assessments and economic outlook, credit market trends and other economic factors. PIMCO manages the Fund with a focus on seeking income generating investment ideas across multiple fixed income sectors, with an emphasis on seeking opportunities in developed and emerging global credit markets. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio Contents” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.

Risk Factors [Table Text Block]
Risks
Investment in the Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings or Fitch Ratings, Inc.) or unrated but determined by PIMCO to be of comparable quality, the Fund’s exposure to foreign (including emerging market)
securities and currencies and to mortgage-related and other asset-backed securities, and the Fund’s use of leverage. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” The Fund’s exposure to foreign securities and currencies, and particularly to emerging markets securities and currencies, involves special risks, including foreign currency risk and the risk that the securities may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability.
Mortgage-related and other asset-backed securities are subject to extension and prepayment risk and often have complicated structures that make them difficult to value. Because of the risks associated with investing in high yield securities, foreign (including emerging market) securities (and related exposure to foreign currencies) and mortgage-related and other asset-backed securities, and using leverage, an investment in the Fund should be considered speculative. The sale of Common Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the Common Shares, may have an adverse effect on the market price of the Common Shares. Before investing in the
Common Shares, you should read the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” in the accompanying
Prospectus. Certain of these risks are summarized in “Prospectus Summary—Principal Risks of the Fund” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.

Share Price [Table Text Block]
Market and Net Asset Value Information
The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE, the high and low NAV per Common Share and the high and low premium/discount to NAV per Common Share. See “Net Asset Value” in the
accompanying Prospectus for information as to how the Fund’s NAV is determined.

	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low
Quarter ended December 31, 2023	$12.66	$10.75	$11.58	$10.58	14.93%	1.32%
Quarter ended September 30, 2023	$14.24	$12.17	$11.15	$10.83	29.00%	11.55%
Quarter ended June 30, 2023	$13.11	$12.47	$11.26	$11.03	17.37%	11.84%
Quarter ended March 31, 2023	$14.00	$11.85	$11.75	$11.06	20.65%	5.33%
Quarter ended December 31, 2022	$12.94	$11.51	$11.58	$11.15	12.25%	2.49%
	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low
Quarter ended September 30, 2022	$14.52	$11.79	$12.20	$11.30	19.80%	3.31%
Quarter ended June 30, 2022 (2)	$16.02	$12.39	$13.43	$11.60	19.29%	4.38%
Quarter ended March 31, 2022	$16.19	$14.18	$14.02	$13.08	18.29%	8.16%
Quarter ended January 31, 2022	$18.78	$15.44	$14.53	$13.97	29.34%	10.04%
Quarter ended October 31, 2021	$19.43	$17.63	$14.68	$14.36	34.93%	20.84%
Quarter ended July 31, 2021	$18.99	$17.24	$14.56	$14.27	30.99%	20.81%
1
Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
2
Effective April 1, 2022, the end of the Fund’s fiscal year changed from July 31 to June 30.
The Fund's NAV per Common Share at the close of business on December 29, 2023 was $11.57 and the last reported sale price of a Common Share on the NYSE on that day was $12.41, representing a 7.26% premium to such NAV. As of December 29, 2023, the net assets of the Fund attributable to Common Shares were $610,229,548 and the Fund had outstanding 52,744,042 Common Shares and 519 Preferred Shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Capitalization
Pursuant to the Sales Agreement, the Fund may offer and sell Common Shares having an aggregate offering price of up to $275,000,000, from time to time through JonesTrading as its agent for the offer and sale of the Common Shares under this Prospectus Supplement and the accompanying
Prospectus. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying
Prospectus. The table below assumes that the Fund will sell 22,159,549 Common Shares at an assumed price of $12.41 per share (last reported sale price per share of the Common Shares on the NYSE on December 29, 2023). Actual sales, if any, of the Common Shares, and the actual application of the proceeds thereof, under this Prospectus Supplement and the accompanying Prospectus may be different than as set forth in the table below. In addition, the price per share of any such sale may be greater or less than $12.41, depending on the market price of the Common Shares at the time of any such sale. To the extent that the market price per share of the Common Shares on any given day is less than the NAV per share on such day, the Fund will instruct JonesTrading not to make any sales on such day.
The following table sets forth the Fund’s capitalization at June 30, 2023:
■
on a historical basis, and
■
on a pro forma basis as adjusted to reflect (i) the assumed sale of 22,159,549 Common Shares at an assumed price of $12.41 per share (the last reported sale price per share of the Common Shares on the NYSE on December 31, 2023), in an offering under this Prospectus
Supplement and the accompanying Prospectus; (ii) the investment of net proceeds assumed from such offering in accordance with the Fund’s investment objectives and policies, after deducting the assumed commission of $2,750,000 (representing an estimated commission paid to
JonesTrading of 1.00% of the gross proceeds in connection with sales of Common Shares effected by JonesTrading in this offering) and estimated offering expenses payable by the Fund of $391,251; and (iii) investment of net proceeds received from 2,923,273 Common Shares sold between July 1, 2023 and December 31, 2023 in a prior ”at the market“ offering.
	As of June 30, 2023
	Actual	As Adjusted
Preferred Shares, ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 941 (1) shares issued and outstanding)	$23,525,000	$23,525,000
Composition of Net Assets:
Common Shares:
Common Shares, par value $0.00001 per share, unlimited shares authorized (49,514,024 shares outstanding as of June 30, 2023, and 74,903,591 (2) shares estimated issued and outstanding as adjusted)	495	749
Paid-in-capital in excess of par	$730,859,000	$1,042,851,782
Distributable earnings (accumulated loss)	$(179,417,938)	$(209,589,341)
Net Assets Applicable to Common Shareholders	$551,441,557	$833,263,191
Capitalization	$574,966,557	$856,788,191
(1)
On August 14, 2023, the Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 93.25% of the ARPS' per share liquidation preference of
$25,000. On September 20, 2023, the Fund announced the results of the tender offer, which expired on September 18, 2023. The Fund accepted 422 ARPS for payment, representing approximately 44.85% of its outstanding ARPS, such that on September 19, 2023, the Fund had a total of 519 ARPS outstanding (140 shares of Series M, 113 shares of Series T, 91 shares of Series W, 86 shares of Series TH and 89 shares of Series F) with a total liquidation value of $12,975,000.
(2)
This amount includes 306,745 shares issued pursuant to the Fund’s dividend reinvestment plan from July 1, 2023 to December 29, 2023 (see “Dividend Reinvestment Plan” in the
accompanying Prospectus).

Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks
Investment in the Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings or Fitch Ratings, Inc.) or unrated but determined by PIMCO to be of comparable quality, the Fund’s exposure to foreign (including emerging market)
securities and currencies and to mortgage-related and other asset-backed securities, and the Fund’s use of leverage. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” The Fund’s exposure to foreign securities and currencies, and particularly to emerging markets securities and currencies, involves special risks, including foreign currency risk and the risk that the securities may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability.
Mortgage-related and other asset-backed securities are subject to extension and prepayment risk and often have complicated structures that make them difficult to value. Because of the risks associated with investing in high yield securities, foreign (including emerging market) securities (and related exposure to foreign currencies) and mortgage-related and other asset-backed securities, and using leverage, an investment in the Fund should be considered speculative. The sale of Common Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the Common Shares, may have an adverse effect on the market price of the Common Shares. Before investing in the
Common Shares, you should read the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” in the accompanying
Prospectus. Certain of these risks are summarized in “Prospectus Summary—Principal Risks of the Fund” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Lowest Price or Bid	[9]			$ 10.75	$ 12.17	$ 12.47	$ 11.85	$ 11.51	$ 11.79	$ 12.39	$ 14.18	$ 15.44	$ 17.63	$ 17.24
Highest Price or Bid	[9]			12.66	14.24	13.11	14	12.94	14.52	16.02	16.19	18.78	19.43	18.99
Lowest Price or Bid, NAV				10.58	10.83	11.03	11.06	11.15	11.3	11.6	13.08	13.97	14.36	14.27
Highest Price or Bid, NAV				$ 11.58	$ 11.15	$ 11.26	$ 11.75	$ 11.58	$ 12.2	$ 13.43	$ 14.02	$ 14.53	$ 14.68	$ 14.56
Highest Price or Bid, Premium (Discount) to NAV [Percent]				14.93%	29.00%	17.37%	20.65%	12.25%	19.80%	19.29%	18.29%	29.34%	34.93%	30.99%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				1.32%	11.55%	11.84%	5.33%	2.49%	3.31%	4.38%	8.16%	10.04%	20.84%	20.81%
Share Prices Not Actual Transactions [Text Block]		Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
Share Price			$ 12.41
NAV Per Share			$ 11.57
Latest Premium (Discount) to NAV [Percent]			7.26%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			52,744,042
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			519

[1]	Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.81% of the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund– Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee and definition of “daily net assets.”
[4]	Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2023, which represented 23.86% of the Fund’s total average managed assets (including assets attributable to reverse repurchase agreements), at an annual interest rate cost to the Fund of 3.39%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2023. See “Use of Leverage—Effects of Leverage” in the accompanying Prospectus. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buy backs and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
[5]	Reflects the Fund’s outstanding Preferred Shares averaged over the fiscal year ended June 30, 2023, which represented 3.22% of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to reverse repurchase agreements), at an estimated annual dividend rate to the Fund of 8.11% (based on the weighted average Preferred Share dividend rate during the fiscal year ended June 30, 2023) and assumes the Fund will continue to pay Preferred Share dividends at the “maximum applicable rate” called for under the Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the ARPS will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure” in the accompanying Prospectus.
[6]	Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2024.
[7]	“Dividend Cost on Preferred Shares,” including distributions on Preferred Shares, and “Interest Payments on Borrowed Funds” are borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, Total Annual Expenses are 0.89%.Excluding only distributions on Preferred Shares of 0.36%, Total Annual Fund Operating Expenses are 2.40%.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[9]	Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
[10]	Effective April 1, 2022, the end of the Fund’s fiscal year changed from July 31 to June 30.